Consolidated Balance Sheets (USD $) In Millions	Aug. 31, 2011	Aug. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,556	$ 1,880
Accounts receivable, net	2,497	2,450
Inventories	8,044	7,378
Other current assets	225	214
Total Current Assets	12,322	11,922
Non-Current Assets
Property and equipment, at cost, less accumulated depreciation and amortization	11,526	11,184
Goodwill	2,017	1,887
Other non-current assets	1,589	1,282
Total Non-Current Assets	15,132	14,353
Total Assets	27,454	26,275
Current Liabilities
Short-term borrowings	13	12
Trade accounts payable	4,810	4,585
Accrued expenses and other liabilities	3,075	2,763
Income taxes	185	73
Total Current Liabilities	8,083	7,433
Non-Current Liabilities
Long-term debt	2,396	2,389
Deferred income taxes	343	318
Other non-current liabilities	1,785	1,735
Total Non-Current Liabilities	4,524	4,442
Shareholders' Equity
Preferred stock, $.0625 par value; authorized 32 million shares; none issued	0	0
Common stock, $.078125 par value; authorized 3.2 billion shares; issued 1,025,400,000 shares in 2011 and 2010	80	80
Paid-in capital	834	684
Employee stock loan receivable	(34)	(87)
Retained earnings	18,877	16,848
Accumulated other comprehensive income (loss)	16	(24)
Treasury stock at cost, 136,105,870 shares in 2011 and 86,794,947 shares in 2010	(4,926)	(3,101)
Total Shareholders' Equity	14,847	14,400
Total Liabilities and Shareholders' Equity	$ 27,454	$ 26,275